Equity Investments in Digital Assets at Fair Value through Profit and Loss (“FVTPL”) - Schedule of Continuity of Equity Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Continuity of Equity Investments [Abstract]
Opening Balance	$ 257,425,063
Acquisitions		173,814,136
Disposals	(71,685,819)
Staking income	19,784,212	13,060,639
Net change in realized and unrealized gain/loss	(68,261,189)	77,360,769
Management fees	(2,530,856)	(1,396,016)
Transfers out to Digital Assets	(2,749,352)	(5,414,464)
Closing Balance	$ 131,982,060	$ 257,425,063